GENERAL (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 7,199	$ 1,572	$ 1,572
Xora Inc [Member]
Business Acquisition [Line Items]
Current assets, net				2,990
Goodwill				5,627
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net				14,388
Xora Inc [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill				403
Xora Inc [Member] | Technology [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill				2,991
Xora Inc [Member] | Customer Relations [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill				$ 2,377